Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash	$ 9,093	$ 20,956
Trade receivables	106,634	90,122
Inventories (Note 7)	128,233	103,470
Parts and supplies	18,571	16,368
Other current assets (Note 8)	16,188	11,321
Current assets	278,719	242,237
Property, plant and equipment (Note 9)	313,520	233,478
Goodwill (Note 16)	41,690	30,841
Intangible assets (Note 11)	47,318	34,050
Deferred tax assets (Note 5)	27,627	36,611
Other assets (Note 10)	6,998	3,380
Total assets	715,872	580,597
LIABILITIES
Accounts payable and accrued liabilities	104,812	98,016
Share-based compensation liabilities, current (Note 15)	10,265	2,200
Call option redemption liability (Note 21)	12,725	0
Provisions, current (Note 14)	657	3,851
Borrowings, current (Note 13)	14,979	7,604
Current liabilities	143,438	111,671
Borrowings, non-current (Note 13)	264,484	172,221
Pension, post-retirement and other long-term employee benefits (Note 17)	29,298	30,832
Share-based compensation liabilities, non-current (Note 15)	4,984	296
Non-controlling interest put options (Note 21)	0	10,020
Deferred tax liabilities (Note 5)	13,769	9,332
Provisions, non-current (Note 14)	3,221	2,040
Other liabilities	1,956	1,242
Total liabilities	461,150	337,654
EQUITY
Capital stock (Note 15)	350,759	351,203
Contributed surplus (Note 15)	17,530	29,585
Deficit	(106,687)	(124,605)
Accumulated other comprehensive loss	(13,469)	(19,647)
Total equity attributable to Company shareholders	248,133	236,536
Non-controlling interests	6,589	6,407
Total equity	254,722	242,943
Total liabilities and equity	$ 715,872	$ 580,597